RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		18 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Interest Expense, Related Party	$ 6,120	$ 6,120	$ 12,240	$ 12,240	$ 24,281	$ 24,347
Accrued Interest Related Parties	141,836		141,836		129,596	105,315	$ 141,836
Revenue from Related Parties	5,701,384	6,149,415	11,358,411	13,185,716	25,169,182	15,459,061
Accounts Receivable, Related Parties	1,800,000		1,800,000		2,000,000.0		1,800,000
Expense Waiver Funds Related Party	100,000	200,000	100,000	600,000
Fund Expense Limitation Amount Related Party	100,000	100,000	100,000				100,000
Waivers Payable Related Party	100,000		100,000		100,000		$ 100,000
Wainwright [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from Related Parties	$ 5,700,000	$ 6,100,000	$ 11,400,000	$ 13,200,000	25,200,000	15,500,000
Accounts Receivable, Related Parties					2,000,000.0	2,600,000
Expense Waiver Funds Related Party					900,000	600,000
Fund Expense Limitation Amount Related Party					100,000	100,000
Waivers Payable Related Party					$ 100,000	$ 400,000